AMBRUS CORE BOND FUND
Portfolio of Investments
December 31, 2023
(Unaudited)
	Par Value	Value
U.S. TREASURY OBLIGATIONS — 46.5%
United States Treasury Bills, 5.288%, 6/13/24(a)	$ 6,650,000	$ 6,498,063
United States Treasury Bonds,
3.875%, 5/15/43	2,400,000	2,297,250
1.25%, 5/15/50	6,250,000	3,388,916
United States Treasury Notes,
5.50%, 4/30/25(b)	9,000,000	8,996,641
4.25%, 5/31/25	14,250,000	14,200,737
4.125%, 6/15/26	18,100,000	18,104,949
3.625%, 5/31/28	22,000,000	21,789,024
3.625%, 5/31/30	19,250,000	19,108,633
3.375%, 5/15/33	7,000,000	6,733,125
U.S. TREASURY OBLIGATIONS (Cost $99,760,108)		101,117,338
CORPORATE BONDS — 40.6%
Communications — 1.2%
AT&T, Inc., 7.125%, 12/15/31	500,000	558,817
Paramount Global, 5.50%, 5/15/33	1,000,000	947,713
Verizon Communications, Inc., 6.741%, 5/15/25(b)	1,000,000	1,006,076
		2,512,606
Consumer Discretionary — 3.2%
Advance Auto Parts, Inc., 3.50%, 3/15/32	850,000	705,900
Darden Restaurants, Inc., 6.30%, 10/10/33	1,650,000	1,778,114
Hyatt Hotels Corp., 1.80%, 10/1/24	800,000	776,514
Masco Corp., 3.50%, 11/15/27	1,000,000	952,298
Mohawk Industries, Inc., 3.625%, 5/15/30	450,000	417,143
Polaris, Inc., 6.95%, 3/15/29	1,000,000	1,063,799
Tapestry, Inc., 3.05%, 3/15/32	1,000,000	814,556
VF Corp., 6.00%, 10/15/33	500,000	486,703
		6,995,027
Consumer Staple Products — 2.2%
Dollar General Corp., 4.15%, 11/1/25	750,000	738,248
J M Smucker Co. (The), 6.20%, 11/15/33	650,000	710,784
Kroger Co. (The), 7.70%, 6/1/29	2,064,000	2,333,858
Sysco Corp., 3.75%, 10/1/25	1,000,000	976,590
		4,759,480
	Par Value	Value
CORPORATE BONDS — (Continued)
Energy — 1.7%
Continental Resources, Inc., 3.80%, 6/1/24	$ 400,000	$ 396,977
Hess Corp., 3.50%, 7/15/24	500,000	494,228
Kinder Morgan, Inc., 7.80%, 8/1/31	1,500,000	1,719,896
Tosco Corp., 7.80%, 1/1/27	500,000	539,097
Valero Energy Corp., 2.85%, 4/15/25	500,000	484,146
		3,634,344
Financials — 14.9%
Air Lease Corp., 3.25%, 3/1/25	1,300,000	1,267,189
American Express Co., 6.036%, 11/4/26(b)	1,420,000	1,402,039
American Tower Corp., REIT, 2.95%, 1/15/25	1,000,000	976,474
Bank of America Corp., 4.20%, 8/26/24	1,000,000	991,057
Bank of America Corp., 0.981%, 9/25/25	1,000,000	965,484
Bank of New York Mellon (The), 5.224%, 11/21/25	500,000	500,080
Bank of New York Mellon Corp. (The), 4.543%, 2/1/29	2,000,000	1,988,660
Discover Financial Services, 3.95%, 11/6/24	1,000,000	983,228
Discover Financial Services, 7.964%, 11/2/34	2,000,000	2,229,109
Equitable Holdings, Inc., 5.594%, 1/11/33	1,000,000	1,032,451
Goldman Sachs Group, Inc. (The), 4.25%, 10/21/25	300,000	294,681
Goldman Sachs Group, Inc. (The), 1.948%, 10/21/27	1,300,000	1,190,144
Goldman Sachs Group, Inc. (The), 7.265%, 3/15/28(b)	500,000	504,627
Goldman Sachs Group, Inc. (The), 4.482%, 8/23/28	1,000,000	983,740
Hudson Pacific Properties LP, REIT, 4.65%, 4/1/29	500,000	406,247
Jefferies Financial Group, Inc., 5.875%, 7/21/28	1,300,000	1,334,979
Jefferies Financial Group, Inc., 2.625%, 10/15/31	1,000,000	830,457
Jones Lang LaSalle, Inc., 6.875%, 12/1/28	825,000	873,018

See accompanying Notes to the Quarterly Portfolio of Investments.

AMBRUS CORE BOND FUND
Portfolio of Investments (Continued)
December 31, 2023
(Unaudited)
	Par Value	Value
CORPORATE BONDS — (Continued)
Financials — (Continued)
JPMorgan Chase & Co., 5.546%, 12/15/25	$2,000,000	$ 2,001,727
JPMorgan Chase & Co., 6.582%, 2/24/28(b)	500,000	500,989
Kilroy Realty LP, REIT, 2.50%, 11/15/32	100,000	75,942
LPL Holdings, Inc., 6.75%, 11/17/28	1,000,000	1,066,645
Morgan Stanley, 4.35%, 9/8/26	800,000	785,983
Northern Trust Corp., 3.375%, 5/8/32	919,000	851,286
PNC Bank, 4.20%, 11/1/25	1,000,000	980,440
Synchrony Financial, 3.70%, 8/4/26	1,050,000	989,038
Synchrony Financial, 2.875%, 10/28/31	1,825,000	1,466,490
US Bancorp, 4.653%, 2/1/29	1,000,000	985,670
Vornado Realty LP, REIT, 3.40%, 6/1/31	500,000	387,659
Wells Fargo & Co., 3.584%, 5/22/28	300,000	286,263
Wells Fargo Bank, 6.50%, 12/1/28	1,000,000	1,044,622
Weyerhaeuser Co., REIT, 7.375%, 3/15/32	1,050,000	1,221,571
Zions Bancorp, 3.25%, 10/29/29	1,315,000	1,077,061
		32,475,050
Health Care — 2.6%
AbbVie, Inc., 2.60%, 11/21/24	700,000	684,146
Amgen, Inc., 6.375%, 6/1/37	1,300,000	1,443,905
Cigna Group (The), 3.25%, 4/15/25	1,890,000	1,845,641
Illumina, Inc., 5.80%, 12/12/25	750,000	753,226
McKesson Corp., 5.25%, 2/15/26	1,000,000	1,000,078
		5,726,996
Industrials — 5.2%
3M Co., 2.65%, 4/15/25	2,000,000	1,939,415
Boeing Co. (The), 1.433%, 2/4/24	750,000	746,855
Jacobs Engineering Group, Inc., 5.90%, 3/1/33	1,300,000	1,331,070
Northrop Grumman Systems Corp., 7.75%, 2/15/31	2,000,000	2,329,956
PACCAR Financial Corp., 4.60%, 1/10/28	1,000,000	1,010,497
RTX Corp., 2.375%, 3/15/32	2,000,000	1,669,520
	Par Value	Value
CORPORATE BONDS — (Continued)
Industrials — (Continued)
Trimble, Inc., 6.10%, 3/15/33	$1,300,000	$ 1,391,154
Union Pacific Corp., 3.646%, 2/15/24	1,000,000	997,338
		11,415,805
Materials — 2.2%
Albemarle Corp., 5.05%, 6/1/32	2,325,000	2,274,680
Huntsman International, LLC, 4.50%, 5/1/29	1,250,000	1,205,982
LYB International Finance III, LLC, 3.375%, 5/1/30	1,000,000	871,393
LyondellBasell Industries NV, 5.75%, 4/15/24	500,000	500,063
		4,852,118
Real Estate — 0.5%
Invitation Homes Operating Partnership LP, REIT, 5.45%, 8/15/30	1,000,000	1,010,012
Technology — 4.8%
Arrow Electronics, Inc., 6.125%, 3/1/26	1,265,000	1,266,641
Booz Allen Hamilton, Inc., 5.95%, 8/4/33	1,000,000	1,057,646
Broadridge Financial Solutions, Inc., 2.90%, 12/1/29	1,300,000	1,166,254
Equifax, Inc., 3.10%, 5/15/30	500,000	448,199
Fortinet, Inc., 2.20%, 3/15/31	1,000,000	839,084
International Business Machines Corp., 3.625%, 2/12/24	500,000	498,813
Leidos, Inc., 7.125%, 7/1/32	2,400,000	2,650,440
Microchip Technology, Inc., 0.983%, 9/1/24	1,000,000	969,186
Motorola Solutions, Inc., 2.30%, 11/15/30	1,000,000	846,270
Teledyne Technologies, Inc., 2.75%, 4/1/31	750,000	654,042
		10,396,575
Utilities — 2.1%
Florida Power & Light Co., 5.05%, 4/1/28	1,850,000	1,894,142
NextEra Energy Capital Holdings, Inc., 6.051%, 3/1/25	500,000	504,828
NextEra Energy Capital Holdings, Inc., 5.05%, 2/28/33	750,000	753,390

See accompanying Notes to the Quarterly Portfolio of Investments.

AMBRUS CORE BOND FUND
Portfolio of Investments (Continued)
December 31, 2023
(Unaudited)
	Par Value	Value
CORPORATE BONDS — (Continued)
Utilities — (Continued)
Southwestern Electric Power Co., 5.30%, 4/1/33	$ 500,000	$ 501,393
System Energy Resources, Inc., 6.00%, 4/15/28	1,000,000	1,022,204
		4,675,957
TOTAL CORPORATE BONDS (Cost $86,175,266)		88,453,970
	Par Value/ Shares
PREFERREDS — 7.3%
Consumer Discretionary — 0.6%
General Motors Financial Co., Inc., 5.75%, 9/30/27	1,550,000	1,378,725
Financials — 6.7%
Bank of America Corp., 6.25%, 9/5/24	700,000	696,042
Bank of New York Mellon Corp. (The), 4.70%, 9/20/25	250,000	244,313
Bank of New York Mellon Corp. (The), 3.70%, 3/20/26	740,000	694,970
Bank of New York Mellon Corp. (The), 4.625%, 9/20/26	1,500,000	1,431,080
Citigroup, Inc., 6.30%, 5/15/24	1,425,000	1,409,780
Citigroup, Inc., 6.25%, 8/15/26	1,200,000	1,187,409
Citigroup, Inc., 7.625%, 11/15/28	1,000,000	1,022,053
JPMorgan Chase & Co., 6.75%, 2/1/24	625,000	624,147
JPMorgan Chase & Co., 6.10%, 10/1/24	1,500,000	1,492,424
M&T Bank Corp., 6.45%, 2/15/24	475,000	471,958
Morgan Stanley, 6.875%, 4/15/24	39,395	985,663
Northern Trust Corp., 4.60%, 10/1/26	1,550,000	1,483,808
State Street Corp., 5.90%, 3/15/24	40,000	1,001,200
State Street Corp., 8.185%, 3/15/24(b)	1,050,000	1,042,125
State Street Corp., 5.35%, 3/15/26	20,000	474,200
Wells Fargo & Co., 7.625%, 9/15/28	325,000	340,939
		14,602,111
TOTAL PREFERREDS (Cost $15,321,724)		15,980,836
	Principal Amount	Value
MUNICIPAL BONDS — 0.6%
California — 0.5%
California Educational Facilities Authority Revenue, Series A, Callable 04/01/27 at 100, 3.561%, 4/1/31	$500,000	$ 452,612
State of California GO, 5.222%, 3/1/24	250,000	249,915
State of California GO, 4.846%, 3/1/27	150,000	151,656
State of California GO, 6.00%, 3/1/33	100,000	109,640
		963,823
Maryland — 0.1%
Maryland Community Development Administration Revenue, Social Bonds, Series C, 4.177%, 3/1/29, (GNMA/FNMA/FHLMC Insured)	300,000	291,679
TOTAL MUNICIPAL BONDS (Cost $1,251,577)		1,255,502
	Number of Shares
SHORT-TERM INVESTMENT — 4.0%
Dreyfus Government Cash Management Fund, Institutional Shares, 5.25%(c)	8,649,408	8,649,408

TOTAL SHORT-TERM INVESTMENT (Cost $8,649,408)		8,649,408

TOTAL INVESTMENTS - 99.0% (Cost $211,158,083)		215,457,054
OTHER ASSETS IN EXCESS OF LIABILITIES - 1.0%		2,164,450
NET ASSETS - 100.0%		$217,621,504

(a)	Rate represents annualized yield at date of purchase.
(b)	The interest rate is subject to change periodically. The interest rate and/or reference index and spread shown at December 31, 2023.
(c)	Rate disclosed is the 7-day yield at December 31, 2023.
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association

See accompanying Notes to the Quarterly Portfolio of Investments.

AMBRUS CORE BOND FUND
Portfolio of Investments (Concluded)
December 31, 2023
(Unaudited)
GNMA	Government National Mortgage Association
GO	General Obligation
LLC	Limited Liability Company
LP	Limited Partnership
REIT	Real Estate Investment Trust

See accompanying Notes to the Quarterly Portfolio of Investments.

AMBRUS TAX-CONSCIOUS CALIFORNIA BOND FUND
Portfolio of Investments
December 31, 2023
(Unaudited)
	Principal Amount	Value
MUNICIPAL BONDS — 69.0%
California — 55.4%
Albany Unified School District GO, Series B, Callable 08/01/26 at 100, 5.00%, 8/1/43	$1,000,000	$ 1,046,172
Antioch Unified School District GO, OID, Callable 08/01/25 at 100, 4.00%, 8/1/40, (BAM Insured)	575,000	579,004
Berkeley Joint Powers Financing Authority Revenue, OID, Refunding, Callable 01/29/24 at 100, 3.00%, 10/1/27	25,000	25,005
Beverly Hills Unified School District GO, CAB, OID, Refunding, Callable 08/01/26 at 67, 0.00%, 8/1/37(a)	500,000	311,704
Cabrillo Unified School District GO, Series A, Callable 08/01/26 at 100, 5.00%, 8/1/48	625,000	647,266
California Community Choice Financing Authority Revenue, Callable 05/01/29 at 100, 5.00%, 7/1/53(b)	1,000,000	1,062,735
California Community Choice Financing Authority Revenue, Series B-1, Callable 05/01/31 at 101, 4.00%, 2/1/52(b)	1,000,000	1,007,429
California Educational Facilities Authority Revenue, Series A, Callable 10/01/28 at 100, 5.00%, 10/1/48	70,000	73,101
California Enterprise Development Authority Revenue, Callable 11/01/27 at 100, 5.00%, 11/1/34	215,000	234,686
California Health Facilities Financing Authority Revenue, Callable 02/01/27 at 100, 5.00%, 2/1/29	40,000	42,576
	Principal Amount	Value
MUNICIPAL BONDS — (Continued)
California — (Continued)
California Health Facilities Financing Authority Revenue, Callable 11/15/24 at 100, 5.00%, 11/15/35	$ 365,000	$ 368,250
California Health Facilities Financing Authority Revenue, Refunding, Callable 04/01/26 at 100, 5.00%, 4/1/27, (CA MTG Insured)	5,000	5,280
California Health Facilities Financing Authority Revenue, Refunding, Callable 11/15/27 at 100, 5.00%, 11/15/38	250,000	264,292
California Health Facilities Financing Authority Revenue, Refunding, Callable 11/15/27 at 100, 5.00%, 11/15/48	25,000	25,931
California Health Facilities Financing Authority Revenue, Series A, Callable 08/15/24 at 100, 5.00%, 8/15/27	20,000	20,264
California Health Facilities Financing Authority Revenue, Series A, Callable 08/15/26 at 100, 5.00%, 8/15/34	410,000	434,287
California Health Facilities Financing Authority Revenue, Series A, Callable 10/01/24 at 100, 4.00%, 10/1/28	100,000	100,557
California Health Facilities Financing Authority Revenue, Series A, Callable 11/15/27 at 100, 5.00%, 11/15/28	15,000	16,379
California Health Facilities Financing Authority Revenue, Series A, Refunding, 4.00%, 10/1/26	65,000	66,764

See accompanying Notes to the Quarterly Portfolio of Investments.

AMBRUS TAX-CONSCIOUS CALIFORNIA BOND FUND
Portfolio of Investments (Continued)
December 31, 2023
(Unaudited)
	Principal Amount	Value
MUNICIPAL BONDS — (Continued)
California — (Continued)
California Health Facilities Financing Authority Revenue, Series A, Refunding, Callable 11/15/27 at 100, 5.00%, 11/15/34	$1,345,000	$ 1,471,629
California Health Facilities Financing Authority Revenue, Series A2, Callable 11/01/27 at 100, 4.00%, 11/1/44	2,100,000	2,100,519
California Infrastructure & Economic Development Bank Revenue, Callable 05/15/28 at 100, 5.00%, 5/15/47	1,130,000	1,202,898
California Infrastructure & Economic Development Bank Revenue, Callable 08/01/29 at 100, 5.00%, 8/1/44	1,650,000	1,801,438
California Infrastructure & Economic Development Bank Revenue, OID, Refunding, 3.20%, 10/1/29	1,785,000	1,650,821
California Infrastructure & Economic Development Bank Revenue, Refunding, Callable 11/01/26 at 100, 5.00%, 5/1/28	20,000	21,319
California Municipal Finance Authority Revenue, Callable 11/15/28 at 100, 5.00%, 5/15/36, (BAM-TCRS Insured)	500,000	537,266
California State University Revenue, Series A, Refunding, Callable 11/01/28 at 100, 5.00%, 11/1/43	1,900,000	2,066,667
California Statewide Communities Development Authority Revenue, Callable 02/01/28 at 100, 5.00%, 8/1/29	300,000	318,106
	Principal Amount	Value
MUNICIPAL BONDS — (Continued)
California — (Continued)
California Statewide Communities Development Authority Revenue, Refunding, 5.00%, 3/1/28	$ 100,000	$ 107,316
California Statewide Communities Development Authority Revenue, Refunding, Callable 03/01/28 at 100, 5.00%, 3/1/33	160,000	171,202
California Statewide Communities Development Authority Revenue, Series A, 5.00%, 4/1/28	20,000	21,494
Cathedral City Redevelopment Agency Successor Agency, Series A, Refunding, Callable 08/01/24 at 100, 5.00%, 8/1/29, (AGM Insured)	705,000	713,229
Centinela Valley Union High School District GO, Series C, Refunding, Callable 08/01/26 at 100, 4.00%, 8/1/34, (AGM Insured)	1,000,000	1,021,092
Chino Community Facilities District, 5.00%, 9/1/24	180,000	182,041
Chowchilla Elementary School District GO, Callable 08/01/26 at 100, 5.00%, 8/1/43	580,000	605,462
City & County of San Francisco Community Facilities District No 2014-1, Series A, 5.00%, 9/1/27	145,000	155,679
City & County of San Francisco Community Facilities District No 2014-1, Series A, 5.00%, 9/1/28	100,000	109,431
City & County of San Francisco Community Facilities District No 2014-1, Series A, 5.00%, 9/1/29	100,000	111,263
City & County of San Francisco Community Facilities District No 2014-1, Series A, 5.00%, 9/1/30	150,000	168,938

See accompanying Notes to the Quarterly Portfolio of Investments.

AMBRUS TAX-CONSCIOUS CALIFORNIA BOND FUND
Portfolio of Investments (Continued)
December 31, 2023
(Unaudited)
	Principal Amount	Value
MUNICIPAL BONDS — (Continued)
California — (Continued)
Coachella Valley Unified School District, OID, Refunding, Callable 09/01/24 at 100, 3.50%, 9/1/28, (BAM Insured)	$ 50,000	$ 50,255
Coachella Valley Unified School District GO, OID, Refunding, Callable 08/01/24 at 100, 4.00%, 8/1/27, (BAM Insured)	5,000	5,038
Colusa Unified School District GO, Callable 05/01/25 at 100, 4.00%, 5/1/34, (AGM Insured)	510,000	514,285
Compton Unified School District GO, Series B, Callable 06/01/27 at 100, 4.00%, 6/1/32, (BAM Insured)	140,000	145,467
Department of Veterans Affairs Veteran's Farm & Home Purchase Program Revenue, Series A, 0.75%, 12/1/24	300,000	290,475
Department of Veterans Affairs Veteran's Farm & Home Purchase Program Revenue, Series A, 1.25%, 6/1/27	40,000	36,294
East Side Union High School District GO, Series A, OID, Refunding, Callable 08/01/26 at 100, 2.125%, 8/1/29	50,000	47,465
East Side Union High School District GO, Series B, Refunding, 5.25%, 2/1/26, (NATL Insured)	125,000	129,150
Eastern Municipal Water District Financing Authority Revenue, Series B, Unrefunded portion, Callable 07/01/26 at 100, 4.00%, 7/1/35	250,000	256,414
Escondido Union School District GO, Series B, Callable 08/01/27 at 100, 4.00%, 8/1/47	1,150,000	1,159,340
Fairfield, Series A, OID, 0.00%, 4/1/24, (AGC Insured)(a)	55,000	54,559
	Principal Amount	Value
MUNICIPAL BONDS — (Continued)
California — (Continued)
Fillmore Wastewater Revenue, Refunding, Callable 05/01/27 at 100, 5.00%, 5/1/47, (AGM Insured)	$1,175,000	$ 1,231,538
Folsom Cordova Unified School District GO, Series D, Callable 10/01/26 at 100, 4.00%, 10/1/44, (AGM Insured)	550,000	551,265
Folsom Cordova Unified School District School Facilities Improvement Dist No 5 GO, Series A, OID, Callable 10/01/25 at 100, 4.00%, 10/1/40	2,325,000	2,325,825
Fresno County Financing Authority Revenue, Refunding, Callable 04/01/26 at 100, 3.00%, 4/1/29	375,000	376,343
Fresno Unified School District GO, Series B, Refunding, Callable 08/01/26 at 100, 4.00%, 8/1/46	1,485,000	1,478,249
Gardena Revenue, MWC, 2.663%, 4/1/28	815,000	755,162
Grossmont Healthcare District GO, Series D, Refunding, Callable 07/15/25 at 100, 4.00%, 7/15/40	1,000,000	1,001,951
Hayward Unified School District, Callable 08/01/27 at 100, 5.25%, 8/1/52	1,000,000	1,045,756
Hayward Unified School District GO, Refunding, Callable 08/01/28 at 100, 4.00%, 8/1/43, (BAM Insured)	1,000,000	1,010,786
Imperial Community College District GO, Series A, Callable 08/01/33 at 100, 5.25%, 8/1/53, (AGM Insured)	900,000	1,014,372
Indian Wells Redevelopment Agency Successor Agency, Series A, Refunding, Callable 09/01/26 at 100, 5.00%, 9/1/28, (NATL Insured)	20,000	21,288

See accompanying Notes to the Quarterly Portfolio of Investments.

AMBRUS TAX-CONSCIOUS CALIFORNIA BOND FUND
Portfolio of Investments (Continued)
December 31, 2023
(Unaudited)
	Principal Amount	Value
MUNICIPAL BONDS — (Continued)
California — (Continued)
Inglewood Unified School District GO, Series B, Callable 08/01/26 at 100, 5.00%, 8/1/38, (BAM Insured)	$1,505,000	$ 1,568,727
Irvine Facilities Financing Authority Revenue, Callable 05/01/26 at 100, 5.25%, 5/1/43	1,710,000	1,783,670
Irvine Ranch Water District, Callable 08/01/26 at 100, 5.25%, 2/1/46	2,000,000	2,093,823
Kern High School District GO, Series E, OID, 2.00%, 8/1/27	100,000	96,541
Local Public Schools Funding Authority School Improvement District No 2016-1 GO, Series A, Callable 08/01/27 at 100, 4.00%, 8/1/42, (BAM Insured)	770,000	778,208
Lodi Unified School District GO, Series 2020, Callable 08/01/27 at 100, 4.00%, 8/1/40	995,000	1,011,348
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue, Series A, Callable 07/01/28 at 100, 5.00%, 7/1/44	825,000	893,138
Los Angeles County Public Works Financing Authority Revenue, Series A, Callable 12/01/30 at 100, 5.00%, 12/1/45	500,000	553,289
Los Angeles County Public Works Financing Authority Revenue, Series D, Callable 12/01/25 at 100, 5.00%, 12/1/32	150,000	156,476
Los Angeles County Public Works Financing Authority Revenue, Series E-1, Callable 12/01/29 at 100, 5.00%, 12/1/49	100,000	108,142
	Principal Amount	Value
MUNICIPAL BONDS — (Continued)
California — (Continued)
Los Angeles County Schools Regionalized Business Services Corp., Series A3, OID, Refunding, Callable 01/29/24 at 100, 3.75%, 9/1/26, (AGM Insured)	$ 15,000	$ 15,011
Los Angeles Department of Airports Revenue, Refunding, Callable 05/15/29 at 100, 5.00%, 5/15/43	2,000,000	2,182,401
Los Angeles Department of Water & Power Revenue, Callable 07/01/31 at 100, 5.00%, 7/1/51	85,000	94,313
Los Angeles Department of Water & Power Revenue, Series A, Callable 01/01/27 at 100, 5.00%, 7/1/47	1,000,000	1,044,617
Los Angeles Department of Water & Power Revenue, Series A, Callable 01/01/29 at 100, 5.00%, 7/1/45	600,000	649,518
Los Angeles Department of Water & Power Revenue, Series A, Refunding, Callable 01/01/26 at 100, 5.00%, 7/1/40	1,580,000	1,637,071
Los Angeles Department of Water & Power Revenue, Series D, Refunding, Callable 07/01/29 at 100, 5.00%, 7/1/44	640,000	699,248
Los Angeles Department of Water & Power Water System Revenue, Series A, Refunding, Callable 01/01/26 at 100, 5.00%, 7/1/46	1,755,000	1,810,316
Los Angeles Department of Water & Power Water System Revenue, Series A, Refunding, Callable 01/01/27 at 100, 5.00%, 7/1/44	250,000	262,447

See accompanying Notes to the Quarterly Portfolio of Investments.

AMBRUS TAX-CONSCIOUS CALIFORNIA BOND FUND
Portfolio of Investments (Continued)
December 31, 2023
(Unaudited)
	Principal Amount	Value
MUNICIPAL BONDS — (Continued)
California — (Continued)
Los Angeles Housing Authority Revenue, Series A, Refunding, Callable 06/01/26 at 100, 4.00%, 6/1/27, (HUD SECT 8 Insured)	$ 5,000	$ 5,171
Los Angeles Solid Waste Resources Revenue, Series A, OID, Callable 01/29/24 at 100, 2.25%, 2/1/25	250,000	246,265
Los Angeles Unified School District, Series A, 5.00%, 10/1/28	955,000	1,069,271
Los Angeles Unified School District GO, Series A, Callable 07/01/25 at 100, 4.00%, 7/1/40	3,000,000	3,002,009
Los Angeles Unified School District GO, Series B, Refunding, Callable 07/01/26 at 100, 3.00%, 7/1/32	1,220,000	1,218,141
Lucia Mar Unified School District GO, Series A, OID, Callable 08/01/27 at 100, 4.00%, 8/1/46	1,500,000	1,508,379
Lucia Mar Unified School District GO, Series B, Callable 08/01/28 at 100, 5.00%, 8/1/42	535,000	575,726
Marin Healthcare District GO, Callable 08/01/25 at 100, 4.00%, 8/1/40	1,000,000	1,002,998
Martinez Unified School District GO, Refunding, Callable 08/01/26 at 100, 4.00%, 8/1/28	20,000	20,784
Metropolitan Water District of Southern California Revenue, Series B, Refunding, 3.00%, 7/1/28	1,800,000	1,819,367
Montebello Public Financing Authority Revenue, Series B, OID, 6.20%, 11/1/32	1,000,000	1,038,233
	Principal Amount	Value
MUNICIPAL BONDS — (Continued)
California — (Continued)
Napa Valley Unified School District GO, Series C, Callable 08/01/26 at 100, 4.00%, 8/1/44, (AGM Insured)	$ 555,000	$ 558,906
Norman Y Mineta San Jose International Airport SJC Revenue, Series B, Refunding, Callable 03/01/27 at 100, 5.00%, 3/1/42	165,000	173,427
Northern California Energy Authority Revenue, Series A, MWC, Callable 04/01/24 at 100, 4.00%, 7/1/49(b)	1,000,000	1,001,030
Oxnard Union High School District, OID, Callable 06/01/29 at 100, 2.25%, 6/1/39, (AGM Insured)	330,000	264,773
Oxnard Union High School District GO, Series B, Callable 08/01/28 at 100, 5.00%, 8/1/45	1,000,000	1,071,420
Palomar Health GO, Series B, Refunding, Callable 08/01/26 at 100, 4.00%, 8/1/33	200,000	202,927
Perris Public Financing Authority, Series B, OID, Refunding, Callable 10/01/25 at 100, 3.75%, 10/1/31	1,620,000	1,628,110
Piedmont Unified School District GO, Series C, OID, Callable 08/01/31 at 100, 2.125%, 8/1/41	455,000	335,089
Pittsburg Successor Agency Redevelopment Agency, Series A, Refunding, 5.00%, 9/1/26, (AGM Insured)	100,000	105,321
Ravenswood City School District GO, Callable 08/01/26 at 100, 5.00%, 8/1/29	300,000	319,571
Riverside Community College District, Callable 06/01/25 at 100, 5.00%, 6/1/37	210,000	215,788

See accompanying Notes to the Quarterly Portfolio of Investments.

AMBRUS TAX-CONSCIOUS CALIFORNIA BOND FUND
Portfolio of Investments (Continued)
December 31, 2023
(Unaudited)
	Principal Amount	Value
MUNICIPAL BONDS — (Continued)
California — (Continued)
Riverside Community College District, Callable 06/01/25 at 100, 5.00%, 6/1/38	$ 255,000	$ 261,464
Riverside Community College District, Callable 06/01/25 at 100, 5.00%, 6/1/39	325,000	332,857
Riverside Community College District, Callable 06/01/25 at 100, 5.25%, 6/1/43	1,670,000	1,710,229
Riverside Community College District, Callable 06/01/25 at 100, 5.25%, 6/1/49	2,000,000	2,043,874
Riverside County Redevelopment Successor Agency, Series A, CAB, OID, Refunding, Callable 10/01/26 at 100, 5.00%, 10/1/31, (BAM Insured)	500,000	531,682
Riverside County Redevelopment Successor Agency, Series A, Refunding, Callable 10/01/27 at 100, 4.00%, 10/1/39, (BAM Insured)	1,000,000	1,015,904
Riverside County Transportation Commission Sales Tax Revenue, Series A, Callable 06/01/27 at 100, 5.00%, 6/1/39	440,000	469,243
Sacramento Area Flood Control Agency, Refunding, Callable 10/01/26 at 100, 5.00%, 10/1/36	505,000	535,031
Sacramento County Sanitation Districts Financing Authority Revenue, Series A, Refunding, Callable 06/01/24 at 100, 5.00%, 12/1/31	175,000	176,248
Sacramento Transient Occupancy Tax Revenue, Series C, Callable 06/01/28 at 100, 5.00%, 6/1/48	800,000	836,486
	Principal Amount	Value
MUNICIPAL BONDS — (Continued)
California — (Continued)
San Diego Community Facilities District No 2, Refunding, 4.00%, 9/1/27	$ 535,000	$ 558,590
San Diego County, 5.00%, 10/1/29	310,000	357,811
San Diego County Regional Airport Authority Revenue, Series A, Callable 07/01/31 at 100, 5.00%, 7/1/46	250,000	275,521
San Diego Public Facilities Financing Authority Revenue, Series A, Callable 08/01/28 at 100, 5.00%, 8/1/43	2,655,000	2,869,762
San Diego Unified School District GO, Series I, Callable 07/01/27 at 100, 5.00%, 7/1/47	2,020,000	2,127,583
San Dieguito School Facilities Financing Authority, Refunding, Callable 03/01/28 at 100, 5.00%, 3/1/37	635,000	692,203
San Francisco City & County Airport Comm-San Francisco International Airport Revenue, Series A, AMT, Unrefunded portion, Callable 05/01/27 at 100, 5.00%, 5/1/47	1,785,000	1,826,051
San Francisco City & County Airport Comm-San Francisco International Airport Revenue, Series B, Refunding, Callable 05/01/33 at 100, 5.00%, 5/1/43	720,000	821,316
San Francisco City & County Public Utilities Commission Power Revenue, Series A, Callable 05/01/25 at 100, 5.00%, 11/1/35	115,000	118,226
San Jose Evergreen Community College District GO, Series B, Callable 09/01/28 at 100, 3.00%, 9/1/34	300,000	296,399

See accompanying Notes to the Quarterly Portfolio of Investments.

AMBRUS TAX-CONSCIOUS CALIFORNIA BOND FUND
Portfolio of Investments (Continued)
December 31, 2023
(Unaudited)
	Principal Amount	Value
MUNICIPAL BONDS — (Continued)
California — (Continued)
San Marcos Public Facilities Authority, Refunding, 5.00%, 9/1/28, (BAM Insured)	$ 120,000	$ 132,254
San Marcos Public Facilities Authority, Series A, Refunding, Callable 09/01/24 at 100, 5.00%, 9/1/32, (AGM Insured)	150,000	151,846
San Marcos Unified School District GO, Refunding, Callable 08/01/27 at 100, 4.00%, 8/1/33	500,000	522,446
Santa Clara Unified School District GO, Callable 07/01/26 at 100, 3.00%, 7/1/35	1,000,000	973,281
Santa Clarita Public Finance Authority Revenue, Series B, OID, Refunding, Callable 10/01/26 at 100, 2.00%, 10/1/27	20,000	19,233
Selma Unified School District GO, Series A, Callable 08/01/31 at 100, 5.25%, 8/1/48, (BAM Insured)	350,000	383,361
Shasta Joint Powers Financing Authority Revenue, Series A, OID, Refunding, Callable 01/29/24 at 100, 3.00%, 4/1/26, (AGM Insured)	10,000	10,002
Simi Valley Unified School District GO, Series D, Callable 08/01/31 at 100, 5.00%, 8/1/43	500,000	562,600
South San Francisco Unified School District GO, Series C, Callable 09/01/25 at 100, 4.00%, 9/1/33	2,000,000	2,021,119
State of California Department of Water Resources Revenue, Series AR, Prerefunded, Callable 06/01/24 at 100, 4.00%, 12/1/33	830,000	834,057
State of California GO, 5.222%, 3/1/24	250,000	249,915
State of California GO, 4.846%, 3/1/27	350,000	353,865
	Principal Amount	Value
MUNICIPAL BONDS — (Continued)
California — (Continued)
State of California GO, 6.00%, 3/1/33	$ 150,000	$ 164,459
State of California GO, Callable 06/01/26 at 100, 5.00%, 12/1/34	645,000	677,466
State of California GO, Callable 09/01/26 at 100, 5.00%, 9/1/45	250,000	262,041
State of California GO, Callable 12/01/30 at 100, 5.00%, 12/1/46	1,500,000	1,660,991
State of California GO, Refunding, Callable 04/01/29 at 100, 5.00%, 10/1/42	2,500,000	2,737,766
State of California GO, Refunding, Callable 08/01/24 at 100, 5.00%, 8/1/31	890,000	899,086
State of California GO, Refunding, Callable 09/01/26 at 100, 5.00%, 9/1/37	340,000	357,048
State of California GO, Refunding, Callable 11/01/24 at 100, 4.00%, 11/1/44	1,000,000	1,002,936
Stockton Unified School District GO, Series D, OID, 0.00%, 8/1/27, (AGM Insured)(a)	350,000	313,594
Sweetwater Union High School District GO, Refunding, Callable 02/01/26 at 100, 4.00%, 8/1/42, (BAM-TCRS Insured)	1,500,000	1,500,178
Travis Unified School District, Refunding, Callable 09/01/25 at 100, 5.00%, 9/1/29, (AGM Insured)	20,000	20,886
University of California Revenue, Series B, MWC, 4.693%, 5/15/33	400,000	402,710

See accompanying Notes to the Quarterly Portfolio of Investments.

AMBRUS TAX-CONSCIOUS CALIFORNIA BOND FUND
Portfolio of Investments (Continued)
December 31, 2023
(Unaudited)
	Principal Amount	Value
MUNICIPAL BONDS — (Continued)
California — (Continued)
Vacaville Unified School District GO, Series C, Callable 08/01/26 at 100, 5.00%, 8/1/42	$ 785,000	$ 821,606
Victor Valley Transit Authority, Refunding, Callable 07/01/26 at 100, 5.00%, 7/1/30	20,000	21,195
Washington Township Health Care District GO, Series DT, Refunding, Callable 08/01/26 at 100, 4.00%, 8/1/29	10,000	10,271
Western Placer Unified School District GO, Series B, Callable 08/01/26 at 100, 5.00%, 8/1/43	355,000	371,391
Whittier Union High School District GO, CAB, OID, Refunding, Callable 08/01/26 at 85, 0.00%, 8/1/31(a)	570,000	451,251
Yuba Levee Financing Authority Revenue, Series A, Refunding, Callable 09/01/26 at 100, 5.00%, 9/1/29, (BAM Insured)	20,000	21,276
Yuba Levee Financing Authority Revenue, Series A, Refunding, Callable 09/01/26 at 100, 5.00%, 9/1/30, (BAM Insured)	25,000	26,589
		104,984,978
Connecticut — 2.4%
Connecticut Housing Finance Authority Revenue, Series F-1, Refunding, Callable 11/15/28 at 100, 2.60%, 11/15/34	750,000	652,387
Connecticut State Health & Educational Facilities Authority Revenue, Callable 07/01/25 at 100, 5.00%, 7/1/45	650,000	657,825
	Principal Amount	Value
MUNICIPAL BONDS — (Continued)
Connecticut — (Continued)
Connecticut State Health & Educational Facilities Authority Revenue, Series L, Refunding, Callable 07/01/25 at 100, 5.00%, 7/1/45	$1,500,000	$ 1,519,577
State of Connecticut Special Tax Revenue, Series A, Callable 08/01/25 at 100, 4.00%, 8/1/35	1,800,000	1,813,718
		4,643,507
Florida — 0.6%
Miami-Dade Seaport Department County Revenue, Series B, Senior Series, Refunding, Callable 10/01/32 at 100, 5.00%, 10/1/37	1,000,000	1,124,149
Illinois — 0.4%
Illinois Finance Authority Revenue, Series A, Callable 08/15/32 at 100, 5.00%, 8/15/52	400,000	425,055
Lake County School District No 1 Winthrop Harbor GO, Refunding, Callable 02/01/26 at 100, 4.00%, 2/1/32	380,000	385,402
		810,457
Iowa — 0.1%
Iowa Finance Authority Revenue, Series C, Refunding, Callable 02/15/24 at 100, 5.00%, 2/15/32	150,000	150,177
Michigan — 1.3%
Michigan Finance Authority Revenue, Series 6, Senior Series, Refunding, Callable 07/01/24 at 100, 5.00%, 7/1/33	1,000,000	1,005,511
Michigan State Building Authority Revenue, Series I, Refunding, Callable 10/15/25 at 100, 5.00%, 10/15/45	1,500,000	1,528,871
		2,534,382

See accompanying Notes to the Quarterly Portfolio of Investments.

AMBRUS TAX-CONSCIOUS CALIFORNIA BOND FUND
Portfolio of Investments (Continued)
December 31, 2023
(Unaudited)
	Principal Amount	Value
MUNICIPAL BONDS — (Continued)
Minnesota — 0.1%
Minneapolis Revenue, Series A, Refunding, Callable 11/15/25 at 100, 5.00%, 11/15/26	$ 100,000	$ 102,447
New Jersey — 0.3%
New Brunswick Parking Authority Revenue, Series B, Refunding, 5.00%, 9/1/24, (BAM MUN GOVT GTD Insured)	500,000	506,656
New Mexico — 0.5%
New Mexico Municipal Energy Acquisition Authority Revenue, Series A, Refunding, Callable 02/01/25 at 101, 5.00%, 11/1/39(b)	1,000,000	1,016,672
New York — 1.3%
Metropolitan Transportation Authority Revenue, Series D, Refunding, Callable 05/15/28 at 100, 5.00%, 11/15/32	785,000	850,047
New York City Housing Development Corp. Revenue, Series 1, 3.45%, 11/1/28, (REMIC FHA 542c Insured)	345,000	352,123
New York City Housing Development Corp. Revenue, Series 2A, Callable 05/01/25 at 100, 3.40%, 11/1/62, (REMIC FHA 542c Insured)(b)	350,000	350,890
Triborough Bridge & Tunnel Authority Revenue, Series A, Callable 05/15/24 at 100, 5.00%, 11/15/44	1,000,000	1,003,176
		2,556,236
Ohio — 0.4%
State of Ohio Revenue, Series A, Refunding, Callable 01/15/26 at 100, 5.00%, 1/15/41	800,000	814,201
	Principal Amount	Value
MUNICIPAL BONDS — (Continued)
Oregon — 0.7%
Seaside School District No 10 GO, Series A, CAB, OID, Callable 06/15/27 at 51, 0.00%, 6/15/42, (SCH BD GTY Insured)(a)	$3,000,000	$ 1,330,766
Pennsylvania — 1.0%
Pennsylvania Economic Development Financing Authority Revenue, AMT, OID, Callable 12/31/32 at 100, 5.00%, 12/31/57, (AGM Insured)	630,000	651,675
Pennsylvania Higher Educational Facilities Authority Revenue, Refunding, 5.00%, 5/1/25	500,000	511,113
Pennsylvania Turnpike Commission Revenue, Series B, Refunding, Callable 06/01/26 at 100, 5.00%, 6/1/36	660,000	684,056
		1,846,844
South Carolina — 1.3%
South Carolina Ports Authority Revenue, Series A, Callable 07/01/29 at 100, 5.00%, 7/1/54	1,250,000	1,303,320
South Carolina Public Service Authority Revenue, Series A, Refunding, Callable 06/01/25 at 100, 5.00%, 12/1/28	100,000	102,263
South Carolina Public Service Authority Revenue, Series E, OID, Unrefunded portion, Callable 01/18/24 at 100, 5.00%, 12/1/48	1,000,000	1,000,042
		2,405,625
Texas — 2.1%
El Paso GO, Callable 08/15/26 at 100, 5.00%, 8/15/42	1,500,000	1,532,891

See accompanying Notes to the Quarterly Portfolio of Investments.

AMBRUS TAX-CONSCIOUS CALIFORNIA BOND FUND
Portfolio of Investments (Continued)
December 31, 2023
(Unaudited)
	Principal Amount	Value
MUNICIPAL BONDS — (Continued)
Texas — (Continued)
Texas Municipal Gas Acquisition & Supply Corp. III Revenue, Refunding, 5.00%, 12/15/27	$ 500,000	$ 521,011
Texas Municipal Gas Acquisition & Supply Corp. IV Revenue, Series B, Callable 07/01/33 at 100, 5.50%, 1/1/54(b)	1,750,000	1,946,267
		4,000,169
Washington — 1.1%
King County Sewer Revenue, Series A, Refunding, Callable 01/01/26 at 100, 4.00%, 7/1/40	2,000,000	2,000,252
TOTAL MUNICIPAL BONDS (Cost $129,554,123)		130,827,518
	Par Value
U.S. TREASURY OBLIGATIONS — 9.9%
United States Treasury Bill, 5.046%, 2/22/24(c)	400,000	397,029
United States Treasury Notes,
4.125%, 1/31/25	3,000,000	2,981,894
5.50%, 4/30/25(b)	5,000,000	4,998,134
4.125%, 6/15/26	4,000,000	4,001,094
3.625%, 5/31/28	3,500,000	3,466,436
3.625%, 5/31/30	3,000,000	2,977,969
U.S. TREASURY OBLIGATIONS (Cost $18,809,227)		18,822,556
	Par Value/ Shares
PREFERREDS — 7.8%
Consumer Discretionary — 0.4%
General Motors Financial Co., Inc., 5.75%, 9/30/27	875,000	778,312
Financials — 7.4%
Bank of America Corp., 6.25%, 9/5/24	1,000,000	994,346
Bank of New York Mellon Corp. (The), 4.70%, 9/20/25	300,000	293,175
Bank of New York Mellon Corp. (The), 3.70%, 3/20/26	850,000	798,276
Bank of New York Mellon Corp. (The), 4.625%, 9/20/26	750,000	715,540
	Par Value/ Shares	Value
PREFERREDS — (Continued)
Financials — (Continued)
Citigroup, Inc., 6.30%, 5/15/24	$1,350,000	$ 1,335,581
Citigroup, Inc., 6.25%, 8/15/26	1,500,000	1,484,262
Citigroup, Inc., 7.625%, 11/15/28	850,000	868,745
JPMorgan Chase & Co., 6.75%, 2/1/24	900,000	898,771
JPMorgan Chase & Co., 6.10%, 10/1/24	500,000	497,475
M&T Bank Corp., 6.45%, 2/15/24	575,000	571,318
Morgan Stanley, 6.875%, 4/15/24	41,519	1,038,805
Northern Trust Corp., 4.60%, 10/1/26	1,700,000	1,627,402
State Street Corp., 5.90%, 3/15/24	45,000	1,126,350
State Street Corp., 8.185%, 3/15/24	1,000,000	992,500
State Street Corp., 5.35%, 3/15/26	20,000	474,200
Wells Fargo & Co., 7.625%, 9/15/28	325,000	340,940
		14,057,686
TOTAL PREFERREDS (Cost $14,243,284)		14,835,998
	Par Value
CORPORATE BONDS — 6.6%
Communications — 0.2%
Paramount Global, 5.50%, 5/15/33	500,000	473,857
Consumer Discretionary — 0.9%
Advance Auto Parts, Inc., 3.50%, 3/15/32	300,000	249,141
Hyatt Hotels Corp., 1.80%, 10/1/24	750,000	727,982
Tapestry, Inc., 3.05%, 3/15/32	300,000	244,367
VF Corp., 6.00%, 10/15/33	500,000	486,703
		1,708,193
Consumer Staple Products — 0.3%
Dollar General Corp., 4.15%, 11/1/25	500,000	492,165
Energy — 0.2%
Continental Resources, Inc., 3.80%, 6/1/24	400,000	396,976
Financials — 3.3%
Air Lease Corp., 3.25%, 3/1/25	1,250,000	1,218,451

See accompanying Notes to the Quarterly Portfolio of Investments.

AMBRUS TAX-CONSCIOUS CALIFORNIA BOND FUND
Portfolio of Investments (Concluded)
December 31, 2023
(Unaudited)
	Par Value	Value
CORPORATE BONDS — (Continued)
Financials — (Continued)
American Express Co., 6.036%, 11/4/26(b)	$1,200,000	$ 1,184,822
Discover Financial Services, 7.964%, 11/2/34	800,000	891,644
Hudson Pacific Properties LP, REIT, 4.65%, 4/1/29	500,000	406,247
JPMorgan Chase & Co., 5.546%, 12/15/25	1,250,000	1,251,079
Synchrony Financial, 2.875%, 10/28/31	300,000	241,067
Zions Bancorp, 3.25%, 10/29/29	1,350,000	1,105,728
		6,299,038
Health Care — 0.3%
Cigna Group (The), 3.25%, 4/15/25	600,000	585,918
Materials — 0.5%
Huntsman International, LLC, 4.50%, 5/1/29	1,000,000	964,786
Technology — 0.9%
Leidos, Inc., 7.125%, 7/1/32	1,491,000	1,646,586
TOTAL CORPORATE BONDS (Cost $12,340,401)		12,567,519
	Number of Shares
SHORT-TERM INVESTMENT — 4.8%
Dreyfus Government Cash Management Fund, Institutional Shares, 5.25%(d)	9,073,249	9,073,249

TOTAL SHORT-TERM INVESTMENT (Cost $9,073,249)		9,073,249

TOTAL INVESTMENTS - 98.1% (Cost $184,020,284)		186,126,840
OTHER ASSETS IN EXCESS OF LIABILITIES - 1.9%		3,509,967
NET ASSETS - 100.0%		$189,636,807

(a)	Zero coupon bond.
(b)	The interest rate is subject to change periodically. The interest rate and/or reference index and spread shown at December 31, 2023.
(c)	Rate represents annualized yield at date of purchase.
(d)	Rate disclosed is the 7-day yield at December 31, 2023.
AGC	Assured Guaranty Corp.
AGM	Assured Guaranty Municipal Corp.
AMT	Alternative Minimum Tax
BAM	Build America Mutual
BAM MUN GOVT GTD	Build America Mutual Municipal Government Guaranteed
BAM-TCRS	Build America Mutual-Transferable Custodial Receipts
CA MTG	California Mortgage
CAB	Capital Appreciation Bond
GO	General Obligation
HUD SECT 8	Housing and Urban Development Section 8
LLC	Limited Liability Company
LP	Limited Partnership
MWC	Make Whole Callable
NATL	National Public Finance Guarantee Corp
OID	Original Issue Discount
REIT	Real Estate Investment Trust
REMIC FHA 542c	Real Estate Mortgage Investment Conduit Federal Housing Administration Section 542c
SCH BD GTY	School Board Guaranty

See accompanying Notes to the Quarterly Portfolio of Investments.

AMBRUS TAX-CONSCIOUS NATIONAL BOND FUND
Portfolio of Investments
December 31, 2023
(Unaudited)
	Principal Amount	Value
MUNICIPAL BONDS — 70.1%
Alabama — 0.7%
Jefferson County Revenue, Refunding, Callable 03/15/27 at 100, 5.00%, 9/15/34	$ 850,000	$ 909,042
UAB Medicine Finance Authority Revenue, Series B2, Refunding, Callable 03/01/27 at 100, 5.00%, 9/1/34	500,000	528,127
		1,437,169
Alaska — 0.4%
Municipality of Anchorage GO, Series A, Callable 09/01/28 at 100, 5.00%, 9/1/37	760,000	830,131
Arizona — 0.5%
Graham County Jail District Revenue, Callable 07/01/25 at 100, 5.00%, 7/1/35	1,000,000	1,013,348
Arkansas — 0.0%
Arkansas Development Finance Authority Revenue, OID, Refunding, Callable 01/29/24 at 100, 2.625%, 6/1/24	20,000	19,962
California — 3.3%
California Community Choice Financing Authority Revenue, Series B-1, Callable 05/01/31 at 101, 4.00%, 2/1/52(a)	2,000,000	2,014,859
Escondido Union School District GO, Series B, Callable 08/01/27 at 100, 4.00%, 8/1/47	1,000,000	1,008,122
Folsom Cordova Unified School District School Facilities Improvement Dist No 5 GO, Series A, OID, Callable 10/01/25 at 100, 4.00%, 10/1/40	1,100,000	1,100,390
Sacramento Transient Occupancy Tax Revenue, Series C, Callable 06/01/28 at 100, 5.00%, 6/1/48	1,115,000	1,165,852
	Principal Amount	Value
MUNICIPAL BONDS — (Continued)
California — (Continued)
State of California GO, 5.222%, 3/1/24	$1,000,000	$ 999,661
State of California GO, Refunding, Callable 04/01/29 at 100, 5.00%, 10/1/42	500,000	547,553
		6,836,437
Colorado — 3.4%
Boulder Valley School District No Re-2 Boulder GO, Callable 06/01/25 at 100, 5.00%, 12/1/38, (ST AID WITHHLDG Insured)	785,000	802,589
Bradburn Metropolitan District No 3 GO, Refunding, Callable 12/01/26 at 100, 4.50%, 12/1/36, (AGM Insured)	700,000	724,134
Colorado School of Mines Revenue, Series A, Callable 12/01/27 at 100, 5.00%, 12/1/42	505,000	531,899
Colorado School of Mines Revenue, Series B, Callable 12/01/27 at 100, 5.00%, 12/1/42	3,000,000	3,159,798
Park Creek Metropolitan District Revenue, Series A, Senior Series, Callable 12/01/25 at 100, 5.00%, 12/1/34	255,000	262,031
State of Colorado, Callable 12/15/32 at 100, 6.00%, 12/15/39	1,000,000	1,234,136
Town of Breckenridge, Callable 12/01/32 at 100, 5.00%, 12/1/42	300,000	328,710
		7,043,297
Connecticut — 2.5%
Connecticut State Health & Educational Facilities Authority Revenue, Callable 07/01/25 at 100, 5.00%, 7/1/45	500,000	506,019

See accompanying Notes to the Quarterly Portfolio of Investments.

AMBRUS TAX-CONSCIOUS NATIONAL BOND FUND
Portfolio of Investments (Continued)
December 31, 2023
(Unaudited)
	Principal Amount	Value
MUNICIPAL BONDS — (Continued)
Connecticut — (Continued)
Connecticut State Health & Educational Facilities Authority Revenue, Series L, Refunding, Callable 07/01/25 at 100, 5.00%, 7/1/45	$2,460,000	$ 2,492,106
State of Connecticut Special Tax Revenue, Series A, Callable 08/01/25 at 100, 4.00%, 8/1/35	2,100,000	2,116,004
		5,114,129
District of Columbia — 2.2%
District of Columbia GO, Series A, Callable 06/01/25 at 100, 5.00%, 6/1/38	30,000	30,590
District of Columbia Water & Sewer Authority Revenue, Series A, Callable 10/01/29 at 100, 5.00%, 10/1/44	75,000	81,275
District of Columbia Water & Sewer Authority Revenue, Series C, Refunding, Callable 10/01/24 at 100, 4.00%, 10/1/33	2,195,000	2,205,915
Washington Metropolitan Area Transit Authority Dedicated Revenue, Series A, Callable 07/15/30 at 100, 5.00%, 7/15/45	100,000	108,857
Washington Metropolitan Area Transit Authority Revenue, Series B, Callable 07/01/27 at 100, 5.00%, 7/1/42	2,000,000	2,095,767
		4,522,404
Florida — 3.9%
Central Florida Expressway Authority Revenue, Senior Series, Callable 07/01/28 at 100, 5.00%, 7/1/48	575,000	603,804
	Principal Amount	Value
MUNICIPAL BONDS — (Continued)
Florida — (Continued)
Clearwater Water & Sewer Revenue, Refunding, Callable 12/01/26 at 100, 5.00%, 12/1/35	$1,015,000	$ 1,074,626
Florida Housing Finance Corp. Revenue, Series 1, 2.95%, 7/1/27, (GNMA/FNMA/FHLMC COLL Insured)	455,000	449,359
Florida Housing Finance Corp. Revenue, Series 1, 3.00%, 1/1/28, (GNMA/FNMA/FHLMC Insured)	200,000	197,482
Florida Housing Finance Corp. Revenue, Series 1, 3.00%, 7/1/28, (GNMA/FNMA/FHLMC Insured)	235,000	231,943
Florida Housing Finance Corp. Revenue, Series 1, 3.10%, 1/1/29, (GNMA/FNMA/FHLMC Insured)	725,000	718,742
Florida Housing Finance Corp. Revenue, Series 1, 3.125%, 7/1/29, (GNMA/FNMA/FHLMC Insured)	415,000	411,558
Lakeland Department of Electric Utilities Revenue, Refunding, Callable 04/01/26 at 100, 2.75%, 10/1/28	250,000	248,879
Lakewood Ranch Stewardship District, Refunding, 5.00%, 5/1/25, (AGM Insured)	250,000	256,049
Miami-Dade County Educational Facilities Authority Revenue, Series A, Callable 04/01/28 at 100, 5.00%, 4/1/48	1,000,000	1,037,880
Miami-Dade County Educational Facilities Authority Revenue, Series A, Refunding, Callable 04/01/25 at 100, 5.00%, 4/1/45	100,000	100,500

See accompanying Notes to the Quarterly Portfolio of Investments.

AMBRUS TAX-CONSCIOUS NATIONAL BOND FUND
Portfolio of Investments (Continued)
December 31, 2023
(Unaudited)
	Principal Amount	Value
MUNICIPAL BONDS — (Continued)
Florida — (Continued)
Miami-Dade Seaport Department County Revenue, Series B, Senior Series, Refunding, Callable 10/01/32 at 100, 5.00%, 10/1/37	$1,250,000	$ 1,405,187
Miami-Dade Transit System County Revenue, Refunding, Callable 07/01/26 at 100, 5.00%, 7/1/27	145,000	152,614
Osceola Sales Tax Revenue County, Series A, Callable 04/01/25 at 100, 5.00%, 10/1/44	1,125,000	1,135,783
		8,024,406
Georgia — 0.1%
Board of Water Light & Sinking Fund Commissioners of The City of Dalton/The Revenue, 5.00%, 3/1/24	250,000	250,741
Hawaii — 1.5%
Hawaii State Highway Fund Revenue, Series A, Callable 01/01/29 at 100, 5.00%, 1/1/40	1,110,000	1,206,990
Honolulu City & County GO, Series A, Callable 10/01/25 at 100, 5.00%, 10/1/37	1,770,000	1,817,665
		3,024,655
Illinois — 2.5%
Chicago O'Hare International Airport Revenue, Series D, Senior Series, Callable 01/01/27 at 100, 5.00%, 1/1/47	100,000	103,281
Chicago Waterworks Revenue, Series 2017-2, Refunding, Callable 11/01/27 at 100, 5.00%, 11/1/33, (AGM Insured)	350,000	374,866
Illinois Finance Authority Revenue, Series A, Callable 08/15/32 at 100, 5.00%, 8/15/52	600,000	637,583
	Principal Amount	Value
MUNICIPAL BONDS — (Continued)
Illinois — (Continued)
Illinois Finance Authority Revenue, Series A, Refunding, Callable 10/01/24 at 100, 5.00%, 10/1/35	$520,000	$ 524,897
Illinois Housing Development Authority Revenue, Series G, Callable 04/01/32 at 100, 5.00%, 10/1/46, (GNMA/FNMA/FHLMC COLL Insured)	500,000	526,898
Illinois State Toll Highway Authority Revenue, Series B, Senior Series, Callable 07/01/26 at 100, 5.00%, 1/1/41	600,000	617,295
Macon County School District No 61 Decatur GO, 4.00%, 12/1/28, (AGM Insured)	600,000	634,429
State of Illinois GO, Callable 06/01/26 at 100, 4.00%, 6/1/32	830,000	843,648
Western Illinois University Revenue, Refunding, 4.00%, 4/1/28, (BAM Insured)	875,000	898,110
		5,161,007
Indiana — 1.2%
Attica Multi-School Building Corp. Revenue, 5.00%, 7/15/28, (ST INTERCEPT Insured)	150,000	164,951
Indiana Finance Authority Revenue, Series A, Refunding, Callable 08/01/25 at 100, 5.00%, 2/1/31	305,000	313,510
Indiana Municipal Power Agency Revenue, Series A, Refunding, Callable 01/01/25 at 100, 5.00%, 1/1/32	50,000	50,846
Indiana Municipal Power Agency Revenue, Series C, Refunding, Callable 07/01/26 at 100, 5.00%, 1/1/37	500,000	518,910

See accompanying Notes to the Quarterly Portfolio of Investments.

AMBRUS TAX-CONSCIOUS NATIONAL BOND FUND
Portfolio of Investments (Continued)
December 31, 2023
(Unaudited)
	Principal Amount	Value
MUNICIPAL BONDS — (Continued)
Indiana — (Continued)
Indianapolis Local Public Improvement Bond Bank Revenue, Series A, Callable 02/01/29 at 100, 5.00%, 2/1/44	$1,000,000	$ 1,066,526
Whitestown Redevelopment Authority Revenue, Series B, Refunding, 4.00%, 8/1/27	410,000	428,309
		2,543,052
Iowa — 0.8%
Iowa Finance Authority Revenue, Series A, Refunding, 1.15%, 7/1/29, (GNMA/FNMA/FHLMC Insured)	250,000	219,837
Iowa Finance Authority Revenue, Series C, Refunding, Callable 02/15/24 at 100, 5.00%, 2/15/32	500,000	500,589
PEFA, Inc. Revenue, Callable 06/01/26 at 101, 5.00%, 9/1/49(a)	1,000,000	1,024,525
		1,744,951
Kansas — 1.5%
Topeka GO, Refunding, Callable 01/29/24 at 100, 2.00%, 8/15/24	25,000	24,745
University of Kansas Hospital Authority Revenue, Refunding, Callable 09/01/25 at 100, 5.00%, 9/1/33	500,000	512,937
University of Kansas Hospital Authority Revenue, Refunding, Callable 09/01/25 at 100, 5.00%, 9/1/45	2,500,000	2,539,522
		3,077,204
Kentucky — 0.1%
Kentucky Association of Counties Revenue, Series C, 5.00%, 2/1/28	110,000	119,417
	Principal Amount	Value
MUNICIPAL BONDS — (Continued)
Louisiana — 0.9%
Shreveport Water & Sewer Revenue, Refunding, Callable 12/01/25 at 100, 5.00%, 12/1/35, (AGM Insured)	$815,000	$ 833,644
State of Louisiana Gasoline & Fuels Tax Revenue, Series C, Refunding, Callable 11/01/27 at 100, 5.00%, 5/1/45	1,000,000	1,046,275
		1,879,919
Maine — 0.3%
Portland General Airport Revenue, Refunding, 5.00%, 7/1/27	150,000	161,178
Portland General Airport Revenue, Refunding, 5.00%, 7/1/28	330,000	362,158
		523,336
Maryland — 1.3%
Baltimore Revenue, Series A, Callable 01/01/27 at 100, 5.00%, 7/1/46	2,650,000	2,729,897
Massachusetts — 0.5%
Massachusetts School Building Authority Revenue, Series B, Senior Series, Callable 11/15/26 at 100, 5.00%, 11/15/46	1,000,000	1,029,710
Michigan — 3.8%
Karegnondi Water Authority Revenue, Refunding, Callable 11/01/27 at 100, 5.00%, 11/1/45	710,000	734,387
Michigan Finance Authority Revenue, Callable 11/01/28 at 100, 5.00%, 11/1/38, (BAM Insured)	1,450,000	1,560,075
Michigan Finance Authority Revenue, Series 6, Senior Series, Refunding, Callable 07/01/24 at 100, 5.00%, 7/1/33	1,350,000	1,357,440

See accompanying Notes to the Quarterly Portfolio of Investments.

AMBRUS TAX-CONSCIOUS NATIONAL BOND FUND
Portfolio of Investments (Continued)
December 31, 2023
(Unaudited)
	Principal Amount	Value
MUNICIPAL BONDS — (Continued)
Michigan — (Continued)
Michigan Finance Authority Revenue, Series A, Refunding, Callable 12/01/29 at 100, 5.00%, 12/1/41	$100,000	$ 106,937
Michigan Finance Authority Revenue, Series H-1, Refunding, Callable 10/01/24 at 100, 5.00%, 10/1/39	1,000,000	1,006,045
Michigan State Building Authority Revenue, Series I, Refunding, Callable 10/15/25 at 100, 5.00%, 10/15/45	2,000,000	2,038,494
Michigan State Building Authority Revenue, Series I, Refunding, Callable 10/15/26 at 100, 5.00%, 10/15/46	1,000,000	1,030,826
		7,834,204
Minnesota — 0.9%
Edina Independent School District No 273 GO, Series A, Callable 02/01/28 at 100, 2.00%, 2/1/30, (SD CRED PROG Insured)	150,000	138,371
Minneapolis Revenue, Series A, Refunding, Callable 11/15/25 at 100, 5.00%, 11/15/26	100,000	102,447
Minneapolis-St Paul Metropolitan Airports Commission Revenue, Series A, Refunding, Callable 07/01/29 at 100, 5.00%, 1/1/44	1,500,000	1,600,625
Minnesota Higher Education Facilities Authority Revenue, Series K, 5.00%, 3/1/24	15,000	15,026
		1,856,469
	Principal Amount	Value
MUNICIPAL BONDS — (Continued)
Mississippi — 0.9%
Medical Center Educational Building Corp. Revenue, Refunding, Callable 06/01/27 at 100, 5.00%, 6/1/47	$1,000,000	$ 1,033,218
State of Mississippi Gaming Tax Revenue, Series E, Callable 10/15/25 at 100, 5.00%, 10/15/34	915,000	936,562
		1,969,780
Missouri — 1.9%
Health & Educational Facilities Authority of the State of Missouri Revenue, Callable 01/18/24 at 100, 4.50%, 1/1/39	2,000,000	2,000,609
Health & Educational Facilities Authority of the State of Missouri Revenue, Series A, Refunding, 5.00%, 2/15/24	20,000	20,036
Jasper County Reorganized School District No R-IX Carthage, Refunding, 4.00%, 4/1/27	40,000	41,241
Marion & Ralls Counties School District No 60 Hannibal GO, Callable 03/01/24 at 100, 5.00%, 3/1/39, (ST AID DIR DEP Insured)	305,000	305,944
Missouri Joint Municipal Electric Utility Commission Revenue, Refunding, 5.00%, 12/1/26	15,000	15,937
Missouri Joint Municipal Electric Utility Commission Revenue, Series A, Refunding, 5.00%, 1/1/24	100,000	100,000
Missouri Joint Municipal Electric Utility Commission Revenue, Series A, Refunding, Callable 01/01/24 at 100, 5.00%, 1/1/32	925,000	925,000

See accompanying Notes to the Quarterly Portfolio of Investments.

AMBRUS TAX-CONSCIOUS NATIONAL BOND FUND
Portfolio of Investments (Continued)
December 31, 2023
(Unaudited)
	Principal Amount	Value
MUNICIPAL BONDS — (Continued)
Missouri — (Continued)
Missouri Joint Municipal Electric Utility Commission Revenue, Series A, Refunding, Callable 06/01/25 at 100, 5.00%, 12/1/37	$100,000	$ 101,766
St Louis Municipal Finance Corp. Revenue, Refunding, 5.00%, 2/15/26	500,000	518,568
		4,029,101
Nebraska — 1.7%
Central Plains Energy Project Revenue, Series A, Refunding, Callable 08/01/29 at 100, 5.00%, 5/1/54(a)	1,000,000	1,060,580
Nebraska Public Power District Revenue, Series D, Callable 01/01/26 at 100, 5.00%, 1/1/46	2,470,000	2,526,265
Public Power Generation Agency Revenue, Refunding, 5.00%, 1/1/24	20,000	20,000
		3,606,845
Nevada — 0.0%
Clark County Revenue, Callable 07/01/25 at 100, 5.00%, 7/1/35	40,000	41,040
New Hampshire — 2.4%
New Hampshire Housing Finance Authority Revenue, Series 1, Callable 10/01/24 at 100, 2.95%, 10/1/25, (FHA 542c Insured)	5,000,000	4,968,190
New Jersey — 0.7%
Atlantic City GO, Series A, Refunding, Callable 03/01/27 at 100, 5.00%, 3/1/32, (BAM ST AID WITHHLDG Insured)	250,000	264,688
Garden State Preservation Trust Revenue, Series A, 5.75%, 11/1/28, (AGM Insured)	230,000	248,051
	Principal Amount	Value
MUNICIPAL BONDS — (Continued)
New Jersey — (Continued)
New Jersey Transportation Trust Fund Authority Revenue, Series AA, OID, Callable 06/15/25 at 100, 5.00%, 6/15/45	$525,000	$ 531,519
New Jersey Turnpike Authority Revenue, Series B, Refunding, Callable 01/01/28 at 100, 5.00%, 1/1/40	330,000	351,621
		1,395,879
New Mexico — 0.8%
New Mexico Municipal Energy Acquisition Authority Revenue, Series A, Refunding, Callable 02/01/25 at 101, 5.00%, 11/1/39(a)	1,565,000	1,591,092
New York — 4.4%
Long Island Power Authority Revenue, Series A, Refunding, Callable 09/01/24 at 100, 5.00%, 9/1/34	55,000	55,558
Long Island Power Authority Revenue, Series B, Refunding, Callable 09/01/26 at 100, 5.00%, 9/1/46	1,000,000	1,034,328
Metropolitan Transportation Authority Revenue, Series C, Callable 01/08/24 at 100, 5.00%, 11/15/42	15,000	15,003
Metropolitan Transportation Authority Revenue, Series C-1, 5.00%, 11/15/25	15,000	15,584
Metropolitan Transportation Authority Revenue, Series C-1, Refunding, 5.00%, 11/15/25	100,000	103,894
Metropolitan Transportation Authority Revenue, Series C-1, Refunding, 5.00%, 11/15/26	85,000	90,021
New York City Housing Development Corp. Revenue, Series 2A, Callable 05/01/25 at 100, 3.40%, 11/1/62, (REMIC FHA 542c Insured)(a)	150,000	150,381

See accompanying Notes to the Quarterly Portfolio of Investments.

AMBRUS TAX-CONSCIOUS NATIONAL BOND FUND
Portfolio of Investments (Continued)
December 31, 2023
(Unaudited)
	Principal Amount	Value
MUNICIPAL BONDS — (Continued)
New York — (Continued)
New York City Municipal Water Finance Authority Revenue, Refunding, Callable 06/15/24 at 100, 5.00%, 6/15/45	$ 25,000	$ 25,070
New York City Transitional Finance Authority Building Aid Revenue, Series S, Callable 07/15/25 at 100, 5.00%, 7/15/40, (ST AID WITHHLDG Insured)	2,000,000	2,038,433
New York City Transitional Finance Authority Future Tax Secured Revenue, Series E-1, Callable 02/01/25 at 100, 5.00%, 2/1/41	105,000	106,481
New York Convention Center Development Corp. Revenue, Refunding, Callable 11/15/25 at 100, 5.00%, 11/15/40	2,275,000	2,312,574
New York GO, Series B-1, Callable 12/01/26 at 100, 5.00%, 12/1/38	100,000	104,507
New York State Dormitory Authority Revenue, Series B, Unrefunded portion, Callable 02/15/25 at 100, 5.00%, 2/15/37	1,000,000	1,013,986
New York State Housing Finance Agency Revenue, Series H, Refunding, 0.60%, 5/1/24	20,000	19,793
Triborough Bridge & Tunnel Authority Revenue, Series A, Callable 05/15/24 at 100, 5.00%, 11/15/44	2,000,000	2,006,353
		9,091,966
Ohio — 2.4%
Greene County GO, Refunding, Callable 12/01/25 at 100, 1.25%, 12/1/31	1,245,000	1,032,376
Louisville City School District GO, Refunding, 1.00%, 12/1/25, (SD CRED PROG Insured)	25,000	23,718
	Principal Amount	Value
MUNICIPAL BONDS — (Continued)
Ohio — (Continued)
State of Ohio Revenue, Series A, Refunding, Callable 01/15/26 at 100, 5.00%, 1/15/41	$2,000,000	$ 2,035,503
Whitehall City School District GO, Refunding, Callable 12/01/25 at 100, 3.50%, 12/1/30, (SD CRED PROG Insured)	665,000	665,058
Whitehall City School District GO, Series A, Refunding, Callable 12/01/25 at 100, 3.50%, 12/1/30, (SD CRED PROG Insured)	705,000	705,061
Whitehall City School District GO, Series B, Refunding, Callable 12/01/25 at 100, 3.50%, 12/1/30, (SD CRED PROG Insured)	590,000	590,051
		5,051,767
Oklahoma — 0.2%
Cleveland County Educational Facilities Authority Revenue, OID, 2.00%, 9/1/25	20,000	19,511
Tulsa County Independent School District No 1 Tulsa GO, Series B, 2.50%, 8/1/25	305,000	302,025
		321,536
Oregon — 1.0%
Josephine County School District No 7 GO, Series 7, Refunding, Callable 06/01/28 at 100, 4.00%, 6/1/40, (BAM Insured)	880,000	894,937
Seaside School District No 10 GO, Series A, CAB, OID, Callable 06/15/27 at 51, 0.00%, 6/15/42, (SCH BD GTY Insured)(b)	2,485,000	1,102,317
		1,997,254

See accompanying Notes to the Quarterly Portfolio of Investments.

AMBRUS TAX-CONSCIOUS NATIONAL BOND FUND
Portfolio of Investments (Continued)
December 31, 2023
(Unaudited)
	Principal Amount	Value
MUNICIPAL BONDS — (Continued)
Pennsylvania — 2.5%
Allegheny County Sanitary Authority Revenue, Callable 06/01/28 at 100, 5.00%, 6/1/43	$815,000	$ 868,203
Allentown GO, Series A, OID, Callable 01/29/24 at 100, 3.125%, 10/1/27, (BAM Insured)	5,000	5,001
Commonwealth of Pennsylvania GO, Callable 03/19/24 at 100, 4.00%, 10/15/28	500,000	500,994
Lehigh County General Purpose Authority Revenue, Series A, Refunding, 4.00%, 11/1/25	150,000	150,584
Pennsylvania Economic Development Financing Authority Revenue, AMT, Callable 12/31/32 at 100, 5.50%, 6/30/42, (AGM Insured)	700,000	773,964
Pennsylvania Economic Development Financing Authority Revenue, AMT, Callable 12/31/32 at 100, 6.00%, 6/30/61	500,000	555,643
Pennsylvania Economic Development Financing Authority Revenue, AMT, OID, Callable 12/31/32 at 100, 5.00%, 12/31/57, (AGM Insured)	500,000	517,202
Philadelphia Authority for Industrial Development Revenue, Callable 06/01/27 at 100, 5.00%, 12/1/34	100,000	106,262
Philadelphia Housing Authority Revenue, Callable 05/01/27 at 100, 5.00%, 5/1/31	615,000	652,781
Upper St Clair Township School District GO, Callable 10/01/28 at 100, 5.00%, 10/1/44, (BAM Insured)	1,000,000	1,060,427
		5,191,061
	Principal Amount	Value
MUNICIPAL BONDS — (Continued)
South Carolina — 2.2%
South Carolina Ports Authority Revenue, Series A, Callable 07/01/29 at 100, 5.00%, 7/1/54	$1,250,000	$ 1,303,320
South Carolina Public Service Authority Revenue, Series A, Refunding, Callable 06/01/25 at 100, 5.00%, 12/1/28	705,000	720,953
South Carolina Public Service Authority Revenue, Series A, Refunding, Callable 06/01/26 at 100, 5.00%, 12/1/34	1,000,000	1,032,617
South Carolina Public Service Authority Revenue, Series E, 5.00%, 12/1/27	125,000	133,940
South Carolina Public Service Authority Revenue, Series E, OID, Unrefunded portion, Callable 01/18/24 at 100, 5.00%, 12/1/48	1,000,000	1,000,042
South Carolina Transportation Infrastructure Bank Revenue, Series A, Refunding, Callable 10/01/25 at 100, 2.00%, 10/1/26	355,000	344,493
		4,535,365
South Dakota — 0.8%
South Dakota Housing Development Authority Revenue, Series A, Refunding, 3.00%, 11/1/28, (GNMA/FNMA/FHLMC COLL Insured)	450,000	447,846
South Dakota Housing Development Authority Revenue, Series A, Refunding, 3.05%, 5/1/29, (GNMA/FNMA/FHLMC COLL Insured)	250,000	249,257

See accompanying Notes to the Quarterly Portfolio of Investments.

AMBRUS TAX-CONSCIOUS NATIONAL BOND FUND
Portfolio of Investments (Continued)
December 31, 2023
(Unaudited)
	Principal Amount	Value
MUNICIPAL BONDS — (Continued)
South Dakota — (Continued)
South Dakota Housing Development Authority Revenue, Series A, Refunding, 3.10%, 11/1/29, (GNMA/FNMA/FHLMC COLL Insured)	$250,000	$ 247,455
South Dakota Housing Development Authority Revenue, Series A, Refunding, 3.20%, 5/1/30, (GNMA/FNMA/FHLMC COLL Insured)	250,000	248,611
South Dakota Housing Development Authority Revenue, Series A, Refunding, 3.30%, 11/1/30, (GNMA/FNMA/FHLMC COLL Insured)	500,000	499,891
		1,693,060
Tennessee — 1.0%
Metropolitan Government Nashville & Davidson County Health & Educational Facs Bd Revenue, Callable 07/01/26 at 100, 5.00%, 7/1/35	490,000	504,976
Metropolitan Government of Nashville & Davidson County Electric Revenue, Series A, Callable 05/15/27 at 100, 5.00%, 5/15/42	455,000	474,358
Metropolitan Nashville Airport Authority/The Revenue, Series A, Callable 07/01/30 at 100, 5.00%, 7/1/54	1,000,000	1,052,352
Putnam County GO, OID, Refunding, Callable 04/01/25 at 100, 2.00%, 4/1/26	100,000	97,377
		2,129,063
	Principal Amount	Value
MUNICIPAL BONDS — (Continued)
Texas — 7.2%
Austin Community College District Public Facility Corp. Revenue, Refunding, Callable 08/01/25 at 100, 5.00%, 8/1/26	$130,000	$ 134,152
Austin Water & Wastewater System Revenue, Refunding, Callable 11/15/26 at 100, 5.00%, 11/15/41	1,095,000	1,137,521
Bexar County GO, Callable 06/15/27 at 100, 5.00%, 6/15/42	2,000,000	2,102,747
Block House Municipal Utility District GO, Refunding, Callable 01/29/24 at 100, 3.00%, 4/1/25, (BAM Insured)	25,000	24,868
Central Texas Regional Mobility Authority Revenue, Series D, Senior Series, Refunding, 5.00%, 1/1/28	550,000	596,092
Central Texas Turnpike System Revenue, Series C, Refunding, Callable 08/15/24 at 100, 5.00%, 8/15/34	260,000	260,620
Corrigan-Camden Independent School District GO, Callable 08/15/32 at 100, 5.00%, 8/15/35, (BAM Insured)	555,000	645,983
Del Rio GO, Callable 06/01/26 at 100, 5.00%, 6/1/36, (AGM Insured)	600,000	627,192
Denton Utility System Revenue, Callable 12/01/26 at 100, 5.00%, 12/1/34	100,000	104,249
El Paso County Hospital District GO, Callable 01/29/24 at 100, 5.00%, 8/15/43	100,000	99,878
El Paso GO, Callable 08/15/26 at 100, 5.00%, 8/15/42	2,000,000	2,043,855
El Paso GO, Refunding, Callable 08/15/26 at 100, 5.00%, 8/15/28	500,000	528,848

See accompanying Notes to the Quarterly Portfolio of Investments.

AMBRUS TAX-CONSCIOUS NATIONAL BOND FUND
Portfolio of Investments (Continued)
December 31, 2023
(Unaudited)
	Principal Amount	Value
MUNICIPAL BONDS — (Continued)
Texas — (Continued)
Garland Electric Utility System Revenue, OID, Refunding, Callable 01/29/24 at 100, 2.25%, 3/1/24	$ 5,000	$ 4,988
Harris County Improvement District No 18 GO, OID, Callable 01/29/24 at 100, 3.00%, 9/1/25, (AGM Insured)	10,000	9,999
Harris County Municipal Utility District No 287 GO, Series A, OID, Callable 03/01/27 at 100, 1.50%, 3/1/31, (AGM Insured)	100,000	82,606
Houston Housing Finance Corp. Revenue, Callable 10/01/24 at 100, 4.00%, 10/1/25, (FHA HUD SECT 8 Insured)(a)	500,000	500,951
Kaufman County Municipal Utility District No 14 GO, Callable 03/01/25 at 100, 2.00%, 3/1/27, (BAM Insured)	40,000	37,481
Lower Colorado River Authority Revenue, OID, Refunding, Callable 05/15/25 at 100, 3.00%, 5/15/26	75,000	74,125
Lower Colorado River Authority Revenue, Refunding, Callable 05/15/30 at 100, 5.00%, 5/15/41	100,000	108,905
North Richland Hills GO, OID, Callable 01/29/24 at 100, 2.50%, 2/15/24	10,000	9,987
North Texas Tollway Authority Revenue, Series A, Refunding, Callable 01/01/25 at 100, 5.00%, 1/1/35	40,000	40,606
Port Arthur Independent School District GO, Series B, OID, Refunding, Callable 02/15/25 at 100, 3.00%, 2/15/27	25,000	25,026
Port Arthur Independent School District GO, Series E, Refunding, Callable 08/15/26 at 100, 4.00%, 2/15/35	2,000,000	2,000,351
	Principal Amount	Value
MUNICIPAL BONDS — (Continued)
Texas — (Continued)
San Antonio Electric & Gas Systems Revenue, Refunding, Callable 08/01/26 at 100, 4.00%, 2/1/34	$1,000,000	$ 1,021,890
San Antonio Water System Revenue, Series A, Junior Series, Refunding, 2.00%, 5/15/25	40,000	39,228
Southwest Houston Redevelopment Authority, Series B, Refunding, Callable 09/01/27 at 100, 5.00%, 9/1/35, (AGM Insured)	205,000	221,163
Sugar Land Waterworks & Sewer System Revenue, Callable 01/29/24 at 100, 3.00%, 8/15/24	45,000	44,935
Texas Municipal Gas Acquisition & Supply Corp. III Revenue, Refunding, 5.00%, 12/15/27	500,000	521,011
Texas Municipal Gas Acquisition & Supply Corp. IV Revenue, Series B, Callable 07/01/33 at 100, 5.50%, 1/1/54(a)	1,750,000	1,946,267
		14,995,524
Utah — 2.0%
Utah Transit Authority Revenue, Refunding, Callable 06/15/26 at 100, 4.00%, 12/15/31	4,050,000	4,138,434
Vermont — 0.2%
University of Vermont and State Agricultural College Revenue, Refunding, Callable 10/01/27 at 100, 5.00%, 10/1/43	470,000	492,188
Washington — 2.1%
King County Sewer Revenue, Series A, Refunding, Callable 01/01/26 at 100, 4.00%, 7/1/40	3,000,000	3,000,378

See accompanying Notes to the Quarterly Portfolio of Investments.

AMBRUS TAX-CONSCIOUS NATIONAL BOND FUND
Portfolio of Investments (Continued)
December 31, 2023
(Unaudited)
	Principal Amount	Value
MUNICIPAL BONDS — (Continued)
Washington — (Continued)
State of Washington GO, Series A-1, Callable 08/01/25 at 100, 5.00%, 8/1/39	$100,000	$ 102,135
Tacoma Electric System Revenue, Series A, Refunding, Callable 01/18/24 at 100, 4.00%, 1/1/42	1,000,000	1,000,065
Washington Health Care Facilities Authority Revenue, Series A, Callable 08/15/25 at 100, 5.00%, 8/15/35	210,000	213,708
		4,316,286
Wisconsin — 1.4%
Central Brown County Water Authority Revenue, Series A, Refunding, 5.00%, 11/1/24	10,000	10,157
Kenosha County GO, Series C, 2.00%, 8/1/25	95,000	92,662
Milwaukee GO, Series N-4, Refunding, 5.00%, 4/1/28	390,000	419,295
Milwaukee Sewerage System Revenue, Series S5, Callable 01/29/24 at 100, 4.00%, 6/1/29	330,000	330,243
Public Finance Authority Revenue, Series A, Refunding, Callable 06/01/25 at 100, 5.00%, 6/1/31	1,000,000	1,016,935
Village of Mount Pleasant, Series A, Callable 04/01/28 at 100, 5.00%, 4/1/48, (MORAL OBLG Insured)	650,000	674,622
Wisconsin Housing & Economic Development Authority Housing Revenue, Series A, 3.60%, 11/1/26, (HUD SECT 8 Insured)	265,000	267,623
		2,811,537
	Principal Amount	Value
MUNICIPAL BONDS — (Continued)
Wyoming — 2.0%
Wyoming Community Development Authority Revenue, Series 1, Refunding, 3.00%, 6/1/28	$1,300,000	$ 1,293,166
Wyoming Community Development Authority Revenue, Series 1, Refunding, 3.05%, 12/1/28	1,430,000	1,423,341
Wyoming Community Development Authority Revenue, Series 1, Refunding, 3.10%, 6/1/29	1,495,000	1,480,937
		4,197,444
TOTAL MUNICIPAL BONDS (Cost $144,069,781)		145,180,257
	Par Value
CORPORATE BONDS — 14.5%
Communications — 0.7%
Paramount Global, 5.50%, 5/15/33	1,000,000	947,713
Verizon Communications, Inc., 6.741%, 5/15/25(a)	500,000	503,038
		1,450,751
Consumer Discretionary — 1.6%
Advance Auto Parts, Inc., 3.50%, 3/15/32	1,000,000	830,471
Hyatt Hotels Corp., 1.80%, 10/1/24	750,000	727,982
Polaris, Inc., 6.95%, 3/15/29	500,000	531,899
Tapestry, Inc., 3.05%, 3/15/32	1,000,000	814,556
VF Corp., 6.00%, 10/15/33	500,000	486,703
		3,391,611
Consumer Staple Products — 0.4%
Dollar General Corp., 4.15%, 11/1/25	750,000	738,248
Energy — 0.5%
Continental Resources, Inc., 3.80%, 6/1/24	500,000	496,221
Tosco Corp., 7.80%, 1/1/27	500,000	539,097
		1,035,318
Financials — 6.5%
Air Lease Corp., 3.25%, 3/1/25	1,575,000	1,535,248

See accompanying Notes to the Quarterly Portfolio of Investments.

AMBRUS TAX-CONSCIOUS NATIONAL BOND FUND
Portfolio of Investments (Continued)
December 31, 2023
(Unaudited)
	Par Value	Value
CORPORATE BONDS — (Continued)
Financials — (Continued)
American Express Co., 6.036%, 11/4/26(a)	$1,600,000	$ 1,579,763
Discover Financial Services, 3.95%, 11/6/24	1,000,000	983,229
Discover Financial Services, 7.964%, 11/2/34	1,000,000	1,114,554
Goldman Sachs Group, Inc. (The), 5.915%, 9/10/24(a)	200,000	199,702
Hudson Pacific Properties LP, REIT, 4.65%, 4/1/29	500,000	406,247
Jefferies Financial Group, Inc., 5.875%, 7/21/28	1,500,000	1,540,360
Jones Lang LaSalle, Inc., 6.875%, 12/1/28	1,000,000	1,058,203
JPMorgan Chase & Co., 5.546%, 12/15/25	1,800,000	1,801,554
Kilroy Realty LP, REIT, 2.50%, 11/15/32	150,000	113,912
Morgan Stanley, 4.35%, 9/8/26	200,000	196,496
Synchrony Financial, 2.875%, 10/28/31	1,250,000	1,004,445
Wells Fargo Bank, 6.50%, 12/1/28	425,000	443,964
Zions Bancorp, 3.25%, 10/29/29	1,865,000	1,527,543
		13,505,220
Health Care — 0.8%
Cigna Group (The), 3.25%, 4/15/25	700,000	683,571
Laboratory Corp. of America Holdings, 3.60%, 2/1/25	1,000,000	983,564
		1,667,135
Industrials — 1.6%
3M Co., 2.65%, 4/15/25	1,000,000	969,708
Boeing Co. (The), 1.433%, 2/4/24	1,250,000	1,244,758
Jacobs Engineering Group, Inc., 5.90%, 3/1/33	1,000,000	1,023,900
		3,238,366
Materials — 1.2%
Albemarle Corp., 5.05%, 6/1/32	1,000,000	978,357
Huntsman International, LLC, 4.50%, 5/1/29	1,050,000	1,013,025
LyondellBasell Industries NV, 5.75%, 4/15/24	500,000	500,063
		2,491,445
	Par Value	Value
CORPORATE BONDS — (Continued)
Technology — 1.2%
Leidos, Inc., 7.125%, 7/1/32	$2,250,000	$ 2,484,788
TOTAL CORPORATE BONDS (Cost $29,256,232)		30,002,882
	Par Value/ Shares
PREFERREDS — 9.9%
Consumer Discretionary — 0.5%
General Motors Financial Co., Inc., 5.75%, 9/30/27	1,175,000	1,045,163
Financials — 9.4%
Bank of America Corp., 6.25%, 9/5/24	1,550,000	1,541,235
Bank of New York Mellon Corp. (The), 4.70%, 9/20/25	450,000	439,763
Bank of New York Mellon Corp. (The), 3.70%, 3/20/26	1,410,000	1,324,200
Bank of New York Mellon Corp. (The), 4.625%, 9/20/26	500,000	477,026
Citigroup, Inc., 6.30%, 5/15/24	1,650,000	1,632,377
Citigroup, Inc., 6.25%, 8/15/26	1,950,000	1,929,540
Citigroup, Inc., 7.625%, 11/15/28	1,150,000	1,175,361
JPMorgan Chase & Co., 6.75%, 2/1/24	1,475,000	1,472,986
JPMorgan Chase & Co., 6.10%, 10/1/24	700,000	696,464
M&T Bank Corp., 6.45%, 2/15/24	950,000	943,917
Morgan Stanley, 6.875%, 4/15/24	64,395	1,611,163
Northern Trust Corp., 4.60%, 10/1/26	2,620,000	2,508,114
State Street Corp., 5.90%, 3/15/24	60,000	1,501,800
State Street Corp., 8.185%, 3/15/24(a)	1,250,000	1,240,625
State Street Corp., 5.35%, 3/15/26	25,000	592,750
Wells Fargo & Co., 7.625%, 9/15/28	350,000	367,166
		19,454,487
TOTAL PREFERREDS (Cost $19,716,699)		20,499,650

See accompanying Notes to the Quarterly Portfolio of Investments.

AMBRUS TAX-CONSCIOUS NATIONAL BOND FUND
Portfolio of Investments (Concluded)
December 31, 2023
(Unaudited)
	Par Value	Value
U.S. TREASURY OBLIGATIONS — 3.1%
United States Treasury Notes,
4.125%, 1/31/25	$1,000,000	$ 993,965
5.50%, 4/30/25(a)	4,000,000	3,998,507
3.625%, 5/31/28	500,000	495,205
3.625%, 5/31/30	1,000,000	992,656
U.S. TREASURY OBLIGATIONS (Cost $6,462,884)		6,480,333
	Number of Shares
SHORT-TERM INVESTMENT — 0.3%
Dreyfus Government Cash Management Fund, Institutional Shares, 5.25%(c)	562,536	562,536

TOTAL SHORT-TERM INVESTMENT (Cost $562,536)		562,536

TOTAL INVESTMENTS - 97.9% (Cost $200,068,132)		202,725,658
OTHER ASSETS IN EXCESS OF LIABILITIES - 2.1%		4,359,897
NET ASSETS - 100.0%		$207,085,555

(a)	The interest rate is subject to change periodically. The interest rate and/or reference index and spread shown at December 31, 2023.
(b)	Zero coupon bond.
(c)	Rate disclosed is the 7-day yield at December 31, 2023.
AGM	Assured Guaranty Municipal Corp.
AMT	Alternative Minimum Tax
BAM	Build America Mutual
CAB	Capital Appreciation Bond
COLL	Collateral
FHA 542c	Federal Housing Administration Section 542c
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
GO	General Obligation
HUD SECT 8	Housing and Urban Development Section 8
LLC	Limited Liability Company
LP	Limited Partnership
MORAL OBLG	Moral Obligation
OID	Original Issue Discount
REIT	Real Estate Investment Trust
REMIC FHA 542c	Real Estate Mortgage Investment Conduit Federal Housing Administration Section 542c
SCH BD GTY	School Board Guaranty
SD CRED PROG	State School District Credit Enhancement Program
ST AID DIR DEP	State Aid Direct Deposit
ST AID WITHHLDG	State Aid Withholding
ST INTERCEPT	State Intercept

See accompanying Notes to the Quarterly Portfolio of Investments.

AMBRUS FUNDS
Notes to the Quarterly Portfolio of Investments
December 31, 2023
(Unaudited)
A. Portfolio Valuation:
The Ambrus Core Bond Fund, Ambrus Tax-Conscious California Bond Fund and Ambrus Tax-Conscious National Bond Fund (each a “Fund” and together the “Funds”) net asset value (“NAV”) is calculated once daily at the close of regular trading hours on the New York Stock Exchange (“NYSE”) (typically 4:00 p.m. Eastern time) on each day the NYSE is open. Securities held by the Funds are valued using the closing price or the last sale price on a national securities exchange or the National Association of Securities Dealers Automatic Quotation System (“NASDAQ”) market system where they are primarily traded. The Funds' equity securities listed on any national exchange market system will be valued at the last sale price. Equity securities traded in the over-the-counter (“OTC”) market are valued at their closing sale or official closing price. If there were no transactions on that day, securities traded principally on an exchange will be valued at the mean of the last bid and ask prices prior to the market close. Fixed income securities are valued based on market quotations, which are furnished by an independent pricing service. Fixed income securities having a remaining maturity of 60 days or less are generally valued at amortized cost, provided such amount approximates fair value. Securities that do not have a readily available current market value are valued in good faith by the Adviser as “valuation designee” under the oversight of the Trust’s Board of Trustees. Relying on prices supplied by pricing services or dealers or using fair valuation may result in values that are higher or lower than the values used by other investment companies and investors to price the same investments. The Adviser has adopted written policies and procedures for valuing securities and other assets in circumstances where market quotes are not readily available. In the event that market quotes are not readily available, and the security or asset cannot be valued pursuant to one of the valuation methods, the value of the security or asset will be determined in good faith by the Adviser pursuant to its policies and procedures. On a quarterly basis, the Adviser’s fair valuation determinations will be reviewed by the Trust’s Board of Trustees. Prices for equity securities normally are supplied by an independent pricing service approved by the Trust’s Board of Trustees. Investments in other open-end investment companies are valued based on the NAV of such investment companies (which may use fair value pricing as disclosed in their prospectuses).
Fair Value Measurements — The inputs and valuation techniques used to measure fair value of the Funds’ investments are summarized into three levels as described in the hierarchy below:
•  Level 1 — quoted prices in active markets for identical securities;
• Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and
•  Level 3 — significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments).
The fair value of a Fund’s bonds are generally based on quotes received from brokers or independent pricing services. Bonds with quotes that are based on actual trades with a sufficient level of activity on or near the measurement date are classified as Level 2 assets.
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Transfers in and out are recognized at the value at the end of the period.
Significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that foreign markets close (where the security is principally traded) and the time that each Fund calculates its NAV (generally, the close of the NYSE) that may impact the value of securities traded in these foreign markets. As a result, each Fund fair values foreign securities using an independent pricing service which considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, exchange traded funds and certain indexes as well as prices for similar securities. Such fair valuations are categorized as Level 2 in the hierarchy.
Securities listed on a non-U.S. exchange are generally fair valued daily by an independent fair value pricing service approved by the Board of Trustees and categorized as Level 2 investments within the hierarchy. The fair valuations for these securities may not be the same as quoted or published prices of the securities on their primary markets. Securities for which daily fair value prices from the independent fair value pricing service are not available are generally valued at the last quoted sale price at the close of an exchange

AMBRUS FUNDS
Notes to the Quarterly Portfolio of Investments (Continued)
December 31, 2023
(Unaudited)
on which the security is traded and categorized as Level 1 investments within the hierarchy. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S. dollar, as of valuation time, as provided by an independent pricing service approved by the Board of Trustees.
The valuations for fixed income securities are typically the prices supplied by independent third-party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third-party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. To the extent that these inputs are observable, the fair value of fixed income securities would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.
The following is a summary of the inputs used, as of December 31, 2023, in valuing each Fund's investments carried at fair value:
Funds	Total Value at 12/31/23	Level 1 Quoted Price	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Ambrus Core Bond Fund
Assets
U.S. Treasury Obligations	$101,117,338	$—	$101,117,338	$—
Corporate Bonds	88,453,970	—	88,453,970	—
Preferreds
Consumer Discretionary	1,378,725	—	1,378,725	—
Financials	14,602,111	2,461,063	12,141,048	—
Municipal Bonds	1,255,502	—	1,255,502	—
Short-Term Investment	8,649,408	8,649,408	—	—
Total Assets	$215,457,054	$11,110,471	$204,346,583	$—
Ambrus Tax-Conscious California Bond Fund
Assets
Municipal Bonds	$130,827,518	$—	$130,827,518	$—
U.S. Treasury Obligations	18,822,556	—	18,822,556	—
Preferreds
Consumer Discretionary	778,312	—	778,312	—
Financials	14,057,686	2,639,355	11,418,331	—
Corporate Bonds	12,567,519	—	12,567,519	—
Short-Term Investment	9,073,249	9,073,249	—	—
Total Assets	$186,126,840	$11,712,604	$174,414,236	$—
Ambrus Tax-Conscious National Bond Fund
Assets
Municipal Bonds	$145,180,257	$—	$145,180,257	$—
Corporate Bonds	30,002,882	—	30,002,882	—
Preferreds
Consumer Discretionary	1,045,163	—	1,045,163	—
Financials	19,454,487	3,705,713	15,748,774	—
U.S. Treasury Obligations	6,480,333	—	6,480,333	—
Short-Term Investment	562,536	562,536	—	—
Total Assets	$202,725,658	$4,268,249	$198,457,409	$—

AMBRUS FUNDS
Notes to the Quarterly Portfolio of Investments (Concluded)
December 31, 2023
(Unaudited)
At the end of each quarter, management evaluates the classification of Levels 1, 2 and 3 assets and liabilities. Various factors are considered, such as changes in liquidity from the prior reporting period; whether or not a broker is willing to execute at the quoted price; the depth and consistency of prices from third-party pricing services; and the existence of contemporaneous, observable trades in the market. Additionally, management evaluates the classification of Level 1 and Level 2 assets and liabilities on a quarterly basis for changes in listings or delistings on national exchanges.
Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of the Funds’ investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values the Funds may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or otherwise less liquid than publicly traded securities.
For fair valuations using significant unobservable inputs, U.S. generally accepted accounting principles (“U.S. GAAP”) require the Funds to present a reconciliation of the beginning to ending balances for reported market values that present changes attributable to total realized and unrealized gains or losses, purchase and sales, and transfers in and out of Level 3 during the period. A reconciliation of Level 3 investments is presented only when the Funds had an amount of Level 3 investments at the end of the reporting period that was meaningful in relation to its net assets. The amounts and reasons for all transfers in and out of Level 3 are disclosed when the Funds had an amount of transfers during the reporting period that was meaningful in relation to its net assets as of the end of the reporting period.
For the period ended December 31, 2023, there were no transfers in or out of Level 3.
For more information with regard to significant accounting policies, see the most recent semi-annual or annual report filed with the Securities and Exchange Commission.